Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	SENSTAR TECHNOLOGIES CORPORATION
Trading Symbol	SNT
Entity Central Index Key	0001993727
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	23,331,653
Entity Well-known Seasoned Issuer	No
Entity File Number	001-41980
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Address Line One	119 John Cavanaugh Drive
Entity Address, City or Town	Ottawa
Entity Address, Postal Zip Code	K0A 1L0
Entity Address, Country	CA
Entity Incorporation State Country Code	A6
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Ernst & Young LLP
Auditor Location	Waterloo, Canada
Auditor Firm ID	1281
Auditor Opinion [Text Block]
Opinion on the consolidated financial statements

We have audited the accompanying consolidated balance sheet of Senstar Technologies Corporation and its Subsidiaries [the “Company”] as of December 31, 2025, the related consolidated statements of operations, comprehensive income, shareholders’ equity and cash flows for the year ended December 31, 2025, and the related notes [collectively referred to as the “consolidated financial statements”]. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Alicia Kelly
Entity Address, Address Line One	119 John Cavanaugh Drive
Entity Address, City or Town	Ottawa
Entity Address, Postal Zip Code	K0A 1L0
Entity Address, Country	CA
City Area Code	1
Local Phone Number	613-839-5572